Xtrackers Cybersecurity Select Equity ETF Investment Strategy - Xtrackers Cybersecurity Select Equity ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Cyber Security ESG Screened Index (the “Underlying Index”), which is comprised of companies that have business operations in the field of cybersecurity and that fulfill certain sustainability criteria. Under normal circumstances, the Underlying Index is reconstituted quarterly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.In constructing the Underlying Index, Solactive AG (“Solactive” or the “Index Provider”) begins with the parent index, the Solactive GBS Global Markets All Cap USD Index PR (the “Parent Index”), which is designed to track the performance of approximately 100% of the free-float equity market capitalization (i.e., the amount of outstanding shares available for trading by the general public without restriction) in global markets. From the Parent Index, Solactive seeks to identify only those companies that meet the following criteria. Companies must:i.Not be listed on an exchange in China, Egypt, India, Pakistan, or Russia;ii.Have a free-float market capitalization of at least $100 million;iii.Have a minimum average daily value traded of at least $1 million over 1 month and 6 month time periods; andiv.Have business operations in the field of cybersecurity. This includes, among others, the following subindustries: carrier edge network management equipment, customer premises network security equipment, colocation and data center services, government IT services, network security access policy software and network security software, as classified by the FactSet Revere Business Industry Classification System (RBICS). FactSet determines business exposure by analyzing revenue streams of companies and classifying them by the industry where they generate the majority of their revenue.From the companies that meet the above criteria, Solactive uses data from Sustainalytics, a global leader in sustainability research and analysis, to evaluate each company with respect to each of the sustainability criteria described below. Companies are excluded from the Underlying Index if they are determined by Sustainalytics:■To be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). A company is determined to be “non-compliant” if it does not act in accordance with the UNGC principles and their associated standards, conventions, and treaties. Sustainalytics analyzes news reports and other publicly available information to assess a company’s compliance with the normative principles of the UNGC – human rights, labor rights, the environment, and anti-corruption. ■To have an environmental, social and governance (“ESG”) risk score of 40 or higher. ■To have involvement in controversial weapons (i.e., chemical biological or nuclear weapons, depleted uranium, cluster munitions and anti-personnel mines), the manufacture of tobacco products, or the manufacture and sale of assault weapons and/or small arms (non-assault weapons) to civilian customers. ■To derive a specified percentage of revenues from or have a specified ownership interest in another company involved in, as applicable, certain business activities in one the following sectors: tobacco, thermal coal, oil and gas, or conventional weapons. Sustainalytics reviews publicly available information to determine whether a company is involved in controversial weapons or derives a specified percentage of revenues from or has a specified ownership interest in one of the above sectors.From the remaining companies that meet the above criteria, Solactive first ranks the remaining companies based on their free-float market capitalization and then selects the top 50 securities in the “pure play” category. If less than 50 companies meet the above criteria, Solactive selects securities from two other categories in a specified order and if there are still less than 50 companies, securities that meet the screening criteria described above will be included based on the highest free-float market capitalization. Each constituent of the Underlying Index is weighted according to their free-float market capitalization, subject to a maximum weight of 4.5% for any one company in the Underlying Index.The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.The fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Due to regulatory changes, effective June 11, 2026, the fund will replace this 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives. In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of cybersecurity-related companies. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2025, a significant percentage of the Underlying Index was comprised of issuers in the information technology sector.As of July 31, 2025, the Underlying Index consisted of 49 securities, with an average market capitalization of approximately $13.35 billion and a minimum market capitalization of approximately $365 million, from issuers in the following countries (may reflect country of domicile): Australia, Canada, China, Denmark, Finland, Germany, Hong Kong, Israel, Japan, Malaysia, South Korea, Taiwan, Turkey, the United Kingdom and the United States. As of July 31, 2025, a significant percentage of the Underlying Index was comprised of issuers from the United States. The fund’s exposure to particular sectors and countries may change over time to correspond to changes in the Underlying Index.While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, it may operate as or become classified as “diversified” over time.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by Solactive, and Solactive bears no liability with respect to the fund or securities or any index on which the fund or securities are based.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index and will not use such instruments for speculative purposes.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.